UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.	2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

William J. Murphy

Unified Fund Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	11/30

Date of reporting period:	02/29/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Appleseed Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 81.39%	Shares	Value

Blankbooks, Looseleaf Binders & Bookbinding & Related Work - 3.90%
ACCO Brands Corp. (a)	18,803	$ 260,798

Cable & Other Pay Television Services - 3.93%
Liberty Media Corp. - Interactive - Class A (a)	18,300	262,788

Electronic Computers - 2.94%
Dell, Inc. (a)	9,900	196,515

Fabricated Rubber Products - 0.07%
Female Health Co. (a)	2,000	5,000

Fire, Marine & Casualty Insurance - 9.15%
American International Group, Inc.	13,050	611,523

Mens' & Boys' Furnishings, Work Clothing, & Allied Garments - 4.27%
Cintas Corp.	9,900	284,922

Orthopedic, Prosthetic, & Surgical Appliances & Supplies - 3.05%
Invacare Corp.	8,150	203,424

Pharmaceutical Preparations - 13.85%
Johnson & Johnson	5,200	322,192
Pfizer, Inc.	14,400	320,832
Schering-Plough Corp.	13,000	282,100
		925,124

Radio & TV Broadcasting & Communications Equipment - 7.98%
Powerwave Technologies, Inc. (a)	186,300	532,818

Radio Broadcasting Stations - 4.34%
Radio One, Inc. - Class D (a)	230,103	289,930

Retail - Apparel and Accessory Stores - 4.75%
Hanesbrands, Inc. (a)	10,905	317,335

Retail - Variety Stores - 3.90%
Wal-Mart Stores, Inc.	5,250	260,348

Services - Educational Services - 0.83%
Apollo Group, Inc. - Class A (a)	900	55,242

Sugar & Confectionery Products - 18.43%
John B. Sanfilippo & Son, Inc. (a)	131,979	1,231,364

TOTAL COMMON STOCKS (Cost $6,742,253)		5,437,131

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Real Estate Investment Trusts - 11.21%	Shares	Value

Annaly Capital Management, Inc.	36,200	$ 748,978

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $503,967)		748,978

Exchange-Traded Funds - 1.30%

streetTRACKS Gold Trust (a)	900	86,562

TOTAL EXCHANGE-TRADED FUNDS (Cost $66.610)		86,562

	Principal
Mortgage-Backed Securities - 0.87%	Amount

Federal Home Loan Mortgage Corp., 5.50%, 05/01/2037	$ 58,026	58,397

TOTAL MORTGAGE-BACKED SECURITIES (Cost $57.676)		58,397

Municipal Bonds - 0.62%

Kentucky Housing Corp., 5.286%, 07/01/2009	40,000	41,122

TOTAL MUNICIPAL BONDS (Cost $40,018)		41,122

Money Market Securities - 5.23%	Shares

Huntington Money Market Fund, 2.36% (b)	349,326	349,326

TOTAL MONEY MARKET SECURITIES (Cost $349,326)		349,326

TOTAL INVESTMENTS (Cost $7,759,850) - 100.62%		$ 6,721,516

Liabilities in excess of other assets - (0.62)%		(41,475)

TOTAL NET ASSETS - 100.00%		$ 6,680,041

(a) Non-income producing.
(b) Variable Rate Security; the rate shown represents the yield at February 29, 2008.

Tax Related
Unrealized appreciation		$ 408,942
Unrealized depreciation		(1,447,276)
Net unrealized depreciation		$ (1,038,334)

Aggregate cost of securities for income tax purposes		$ 7,759,850

*See accompanying notes which are an integral part of these financial statements.

Appleseed Fund

Related Notes to the Schedule of Investments

February 29, 2008 (Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the

Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 to value the Fund’s assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 6,272,671	$ -
Level 2 – Other Significant Observable Inputs	$ 448,845	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 6,721,516	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	- *	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Agricultural Chemicals - 0.23%
1,300	Terra Industries, Inc. (b)	$ 58,773
400	Terra Nitrogen Co., L.P.	55,360
		114,133

	Aircraft & Parts - 0.21%
4,000	AAR Corp. (b)	103,560

	Aircraft Engines & Engine Parts - 0.29%
21,000	Edac Technologies Corp. (b)	144,480

	Agricultural Production - Livestock & Animal Specialties - 0.32%
4,700	Cal-Maine Foods, Inc.	162,150

	Air Courier Services - 0.11%
5,000	Air T., Inc.	57,600

	Air Transportation, Nonscheduled - 0.22%
2,100	Bristow Group, Inc. (b)	110,796

	Canned, Frozen & Preserved Fruit, Vegetables & Food Specialties - 0.11%
1,500	Corn Products International, Inc.	55,065

	Coating, Engraving & Allied Services - 0.22%
19,500	North American Galvanizing & Coatings, Inc. (b)	110,370

	Computer Communications Equipment - 1.00%
4,000	Foundry Networks, Inc. (b)	47,480
80,000	Network Equipment Technologies, Inc. (b)	456,000
		503,480

	Computer Storage Devices - 1.90%
31,000	Western Digital Corp. (b)	956,970

	Construction Machinery & Equipment - 0.45%
5,600	The Manitowoc Co.	228,144

	Crude Petroleum & Natural Gas - 15.11%
8,000	Abraxas Petroleum Corp. (b)	30,000
1,100	Apache Corp.	126,181
23,000	ATP Oil & Gas Corp. (b)	810,750
3,000	Berry Petroleum Co. - Class A	123,330
10,000	BMB Munai, Inc. (b)	52,100
20,000	Devon Energy Corp.	2,054,400
6,800	Encore Acquisition Co. (b)	250,240
13,000	EV Energy Partners LP	366,990
25,000	Nexen, Inc.	779,500
6,300	Noble Energy, Inc.	487,620
25,000	Occidental Petroleum Corp.	1,934,250
3,000	Pengrowth Energy Trust	55,980
5,500	Pioneer Natural Resources Co.	246,345
20,000	Pioneer Oil & Gas (b)	38,000
5,300	Swift Energy Co. (b)	252,969
		7,608,655

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Cut Stone & Stone Products - 0.13%
13,000	Rock of Ages Corp. (b)	$ 63,310

	Deep Sea Foreign Transportation of Freight - 4.81%
3,500	DryShips, Inc.	263,550
2,500	Eagle Bulk Shipping, Inc.	66,575
5,000	Excel Maritime Carriers Ltd.	159,350
21,000	FreeSeas, Inc.	107,100
1,200	Genco Shipping & Trading Ltd.	69,924
3,000	Hornbeck Offshore Services, Inc. (b)	134,790
140,000	Navios Maritime Holdings, Inc.	1,555,400
5,500	Star Bulk Carriers Corp.	65,780
		2,422,469

	Dolls & Stuffed Toys - 0.19%
7,500	Russ Berrie & Co., Inc. (b)	97,950

	Drawing & Insulating of Nonferrous Wire - 0.12%
1,500	Belden, Inc.	58,950

	Drilling Oil & Gas Wells - 6.16%
4,000	Atwood Oceanics, Inc. (b)	372,360
43,000	Noble Corp.	2,113,450
6,600	Rowan Companies, Inc.	266,046
2,000	Transocean, Inc. (b)	281,020
1,000	Weatherford International Ltd. (b)	68,920
		3,101,796

	Electric & Other Services Combined - 0.23%
2,500	Integrys Energy Group, Inc.	114,925

	Electric Lighting & Wiring Equipment - 0.21%
3,000	AZZ, Inc. (b)	106,260

	Electrical Work - 0.24%
5,000	EMCOR Group, Inc. (b)	120,450

	Electromedical & Electrotherapeutic Apparatus - 0.24%
5,000	Cynosure, Inc. (b)	119,650

	Electronic Components - 0.21%
4,500	LG Display Co., Ltd. (a) (b)	106,470

	Electronic Computers - 0.11%
6,000	Super Micro Computer, Inc. (b)	53,880

	Fabricated Rubber Products - 0.10%
5,000	GenCorp, Inc. (b)	52,000

	Fabricated Structural Metal Products - 0.97%
16,700	Gulf Island Fabrication, Inc.	487,139

	Farm Machinery & Equipment - 0.09%
2,500	Art's-Way Manufacturing Co., Inc.	43,150

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Finance Lessors - 0.12%
10,000	NewStar Financial, Inc. (b)	$ 59,200

	Finance Services - 0.30%
13,000	Consumer Portfolio Services, Inc. (b)	40,820
1,000	Greenhill & Co., Inc.	65,010
3,000	Life Partners Holdings, Inc.	45,150
		150,980

	Fire, Marine, & Casualty Insurance - 5.38%
36,000	21st Century Holding, Co.	470,160
4,000	American Physicians Service Group, Inc.	75,600
5,500	Darwin Professional Underwriters, Inc. (b)	115,170
400	Fairfax Financial Holdings Ltd.	121,160
11,500	First Mercury Financial Corp. (b)	189,175
14,000	The Navigators Group, Inc. (b)	766,220
150,600	Specialty Underwriters' Alliance, Inc. (b)	756,012
3,600	Tower Group, Inc.	102,276
19,000	Universal Insurance Holdings, Inc.	111,910
		2,707,683

	Functions Related to Depository Banking - 0.22%
5,000	Dollar Financial Corp. (b)	112,350

	Gas & Other Services Combined - 0.20%
4,000	Ugi Corp.	102,440

	General Industrial Machinery & Equipment - 0.84%
11,000	Graham Corp.	423,280

	Gold & Silver Ores - 1.53%
55,000	Apollo Gold Corp. (b)	37,130
40,700	Yamana Gold, Inc.	732,193
		769,323

	Hospitals & Medical Service Plans - 1.61%
11,500	AMERIGROUP Corp. (b)	414,000
12,000	Healthspring, Inc. (b)	210,600
5,300	Universal American Financial Corp. (b)	91,054
2,000	WellCare Health Plans, Inc. (b)	95,480
		811,134

	Household Appliances - 0.08%
14,000	China Solar & Clean Energy Solutions, Inc. (b)	37,940

	Industrial Instruments For Measurement, Display, and Control - 2.52%
24,000	Hurco Companies, Inc. (b)	1,061,280
1,800	K-Tron International, Inc. (b)	210,114
		1,271,394

	Industrial Trucks, Tractors, Trailors & Stackers - 0.54%
4,000	Terex Corp. (b)	269,800

	Instruments For Measurement & Testing of Electricity & Electric Signals - 0.35%
12,000	Aehr Test Systems (b)	87,600
8,300	Eagle Test Systems, Inc. (b)	86,901
		174,501

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Insurance Agents, Brokers, & Services - 0.56%
17,000	AmTrust Financial Services, Inc.	$ 283,900

	Insurance Carriers - 0.16%
7,000	Hallmark Financial Services, Inc. (b)	82,460

	Investment Advice - 0.11%
1,500	Westwood Holdings Group, Inc.	53,190

	Investment Companies - 0.47%
2,500	BlackRock Kelso Capital Corp.	31,400
3,500	GSC Investment Corp.	38,640
9,500	Hercules Technology Growth Capital, Inc.	112,955
3,600	Prospect Capital Corp.	54,180
		237,175

	Life Insurance - 0.04%
6,900	Brooke Capital Corp. (b)	21,252

	Measuring & Controlling Devices - 0.09%
5,500	Sutron Corp. (b)	47,740

	Metal Mining - 0.42%
1,000	Cleveland-Cliffs, Inc.	119,460
33,000	T-Bay Holdings, Inc. (b)	90,750
		210,210

	Metalworking Machinery & Equipment - 0.49%
31,000	WSI Industries, Inc.	246,450

	Miscellaneous Chemical Products - 0.23%
5,000	Flotek Industries, Inc. (b)	113,650

	Miscellaneous Metal Ores - 0.08%
8,500	Aurizon Mines Ltd. (b)	39,185

	Miscellaneous Products of Petroleum & Coal - 0.13%
2,700	Quaker Chemical Corp.	63,450

	Miscellaneous Transportation Equipment - 0.23%
28,500	Force Protection, Inc. (b)	117,135

	Motors & Generators - 0.18%
3,200	Baldor Electric Co.	91,744

	Motor Vehicles & Passenger Car Bodies - 1.73%
19,000	Oshkosh Corp.	761,330
7,000	Spartan Motors, Inc.	56,910
1,300	Wabco Holdings, Inc.	54,314
		872,554

	Motor Vehicles Parts & Accessories - 0.28%
1,900	Tenneco, Inc. (b)	47,975
10,000	Wonder Auto Technology, Inc. (b)	92,200
		140,175

	National Commercial Banks - 0.30%
2,800	Centrue Financial Corp.	53,788
2,300	Community Bank System, Inc.	50,830
3,300	First Community Corp.	47,850
		152,468

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Oil & Gas Field Exploration Services - 0.11%
14,000	OMNI Energy Services Corp. (b)	$ 57,120

	Oil & Gas Field Machinery & Equipment - 0.75%
70,000	Boots & Coots International Well Control, Inc. (b)	105,000
1,200	GulfMark Offshore, Inc. (b)	60,792
3,400	National-Oilwell Varco, Inc. (b)	211,820
		377,612

	Oil & Gas Field Services - 3.62%
50,000	Helix Energy Solutions Group, Inc. (b)	1,761,000
3,800	North American Energy Partners, Inc. (b)	63,004
		1,824,004

	Paper Mills - 0.08%
5,350	Orchids Paper Products Co. (b)	41,249

	Perfumes, Cosmetics & Other Toilet Preparations - 0.20%
30,000	Parlux Fragrances, Inc. (b)	101,400

	Petroleum Refining - 3.29%
11,500	ConocoPhillips	951,165
2,600	Exxon Mobil Corp.	226,226
6,000	Murphy Oil Corp.	482,280
		1,659,671

	Pharmaceutical Preparations - 2.71%
50,000	Cubist Pharmaceuticals, Inc. (b)	910,000
7,500	Endo Pharmaceuticals Holdings, Inc. (b)	196,950
12,500	Medicis Pharmaceutical Corp. - Class A	256,375
		1,363,325

	Plastic Products - 0.11%
7,000	ICO, Inc. (b)	54,530

	Public Building & Related Furniture - 4.09%
60,000	BE Aerospace, Inc. (b)	2,058,000

	Pumps & Pumping Equipment - 0.11%
1,000	ITT Corp.	56,240

	Radio & TV Broadcasting & Communications Equipment - 1.21%
10,000	Harris Stratex Networks, Inc. - Class A (b)	100,400
3,500	Sierra Wireless, Inc. (b)	50,610
380,000	Syntax-Brillian Corp. (b)	269,990
54,000	Telular Corp. (b)	190,080
		611,080

	Real Estate - 0.82%
18,500	FirstService Corp. (b)	414,955

	Real Estate Agents & Managers - 0.28%
700	Jones Lang LaSalle, Inc.	53,473
26,000	Silverleaf Resorts, Inc. (b)	86,320
		139,793

	Refrigeration & Service Industry Machinery - 0.14%
1,000	The Middleby Corp. (b)	68,000

	Retail - Catalog & Mail-Order Houses - 0.10%
6,500	PC Mall, Inc. (b)	52,065

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Retail - Home Furniture, Furnishings & Equipment Stores - 0.05%
4,000	Appliance Recycling Centers of America, Inc. (b)	$ 24,520

	Retail - Miscellaneous Retail - 0.59%
6,300	Cash America International, Inc..	203,868
8,000	EZCORP, Inc. - Class A (b)	93,840
		297,708

	Retail - Retail Stores - 0.09%
33,000	HearUSA, Inc. (b)	43,890

	Rubber & Plastics Footwear - 0.87%
18,000	Crocs, Inc. (b)	437,760

	Savings Institutions - 0.08%
4,700	First BancTrust Corp.	42,159

	Secondary Smelting & Refining of Nonferrous Metals - 0.16%
1,300	OM Group, Inc. (b)	78,689

	Security Brokers, Dealers & Floatation Companies - 0.70%
9,600	MCF Corp. (b)	48,192
20,000	Penson Worldwide, Inc. (b)	204,400
5,500	TD Ameritrade Holding Corp. (b)	100,650
		353,242

	Semiconductors & Related Devices - 7.90%
11,500	Advanced Semiconductor Engineering, Inc. (a)	53,130
24,000	AU Optronics Corp. (a)	457,920
2,300	Cypress Semiconductor Corp. (b)	50,002
17,600	Kulicke & Soffa Industries, Inc. (b)	90,640
11,000	LDK Solar Co., Ltd. (a) (b)	314,380
4,000	Mellanox Technologies, Ltd. (b)	61,200
3,000	MEMC Electronic Materials, Inc. (b)	228,840
7,000	Monolithic Power Systems, Inc. (b)	116,480
9,915	NVIDIA Corp. (b)	212,082
135,000	OmniVision Technologies, Inc. (b)	2,141,100
21,000	PMC-Sierra, Inc. (b)	100,590
2,000	Power Integrations, Inc. (b)	52,600
8,000	Semtech Corp. (b)	101,920
		3,980,884

	Search, Detection, Navigation, Guidance, Aeronautical Sytems - 0.12%
1,100	DRS Technologies, Inc.	61,699

	Services - Amusement & Recreation Services - 0.19%
20,000	Premier Exhibitions, Inc. (b)	95,600

	Services - Business Services - 0.99%
6,200	Bidz.com, Inc. (b)	63,364
5,200	InsWeb Corp. (b)	57,980
40,000	Transcend Services, Inc. (b)	374,800
		496,144

	Services - Computer Integrated Systems Design - 0.17%
17,000	Cimatron Ltd. (b)	56,100
40,000	Forgent Networks, Inc. (b)	31,200
		87,300

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Services - Computer Programming Services - 3.96%
18,000	Easylink Services International Corp. - Class A (b)	$ 50,760
30,000	MEDecision, Inc. (b)	62,700
68,000	Synaptics, Inc. (b)	1,821,720
5,500	Virtusa Corp. (b)	60,115
		1,995,295

	Services - Computer Programming, Data Processing, Etc. - 0.26%
15,000	TechTeam Global, Inc. (b)	131,250

	Services - Direct Mail Advertising Services - 0.08%
24,000	Source Interlink Companies, Inc. (b)	40,560

	Services - Educational Services - 0.20%
4,700	GP Strategies Corp. (b)	43,945
5,000	INVESTools, Inc. (b)	57,850
		101,795

	Services - Engineering Services - 1.03%
7,500	Versar, Inc. (b)	44,625
15,000	VSE Corp.	476,250
		520,875

	Services - Equipment Rental & Leasing - 0.11%
3,200	Mitcham Industries, Inc. (b)	56,480

	Services - Help Supply Services - 0.07%
2,700	Compass Diversified Holdings	36,720

	Services - Home Health Care Services - 0.10%
19,000	PHC, Inc. (b)	51,490

	Services - Management Consulting Services - 2.47%
16,000	China Direct, Inc. (b)	104,160
1,100	Huron Consulting Group, Inc. (b)	58,366
5,500	Industrial Services of America, Inc.	61,820
24,000	Maximus, Inc.	871,680
17,000	SM&A (b)	105,230
20,000	The Management Network Group, Inc. (b)	42,800
		1,244,056

	Services - Management Services - 0.37%
29,000	CRM Holdings, Ltd. (b)	186,180

	Services - Miscellaneous Health & Allied Services - 0.86%
38,000	Nighthawk Radiology Holdings, Inc. (b)	433,960

	Services - Offices & Clinics of Doctors of Medicine - 0.15%
15,000	Dynacq Healthcare, Inc. (b)	76,500

	Services - Prepackaged Software - 1.05%
14,500	Chordiant Software, Inc. (b)	83,520
20,000	NetManage, Inc. (b)	95,000
22,700	Netsol Technologies, Inc. (b)	44,946
35,000	Network Engines, Inc. (b)	50,400
9,525	Pharsight Corp. (b)	48,292
35,000	Silverstar Holdings Ltd. (b)	52,500
27,000	Telecommunications Systems, Inc. - Class A (b)	83,700
2,500	Versant Corp. (b)	72,225
		530,583

*See accompanying notes which are an integral part of these financial statements.

AUER GROWTH FUND SCHEDULE OF INVESTMENTS - continued February 29, 2008 (Unaudited)

Shares	COMMON STOCKS - 98.02% - continued	Value

	Services - Social Services - 1.91%
45,000	Almost Family, Inc. (b)	$ 964,350

	Special Industry Machinery - 0.26%
14,000	Tegal Corp. (b)	75,320
10,000	Veri-Tek International, Corp. (b)	54,900
		130,220

	State Commercial Banks - 0.68%
2,500	Century Bancorp, Inc.	51,250
3,500	Fidelity Bancorp, Inc.	53,620
7,000	Oriental Financial Group, Inc.	145,740
3,000	Parke Bancorp, Inc. (b)	44,100
4,300	Triangle Capital Corp.	49,794
		344,504

	Steel Works, Blast Furnaces & Rolling Mills - 0.33%
4,000	Gerdau Ameristeel Corp.	59,960
700	Haynes International, Inc. (b)	39,767
11,500	Sutor Technology Group Ltd. (b)	64,860
		164,587

	Surgical & Medical Instruments & Apparatus - 0.20%
16,500	Vascular Solutions, Inc. (b)	102,630

	Telephone & Telegraph Apparatus - 0.52%
10,000	Ikanos Communications (b)	45,600
41,000	ShoreTel, Inc. (b)	218,120
		263,720

	Transpotation Services - 0.10%
8,000	Orbitz Worldwide, Inc. (b)	50,480

	Wholesale - Durable Goods - 0.10%
12,000	Addvantage Technologies Group, Inc. (b)	51,000

	Wholesale - Electronic Parts & Equipment - 0.40%
3,000	Arrow Electronics, Inc. (b)	97,830
3,000	Avnet, Inc. (b)	101,130
		198,960

	Wholesale - Farm Product Raw Materials - 0.11%
1,200	The Andersons, Inc.	55,512

	TOTAL COMMON STOCKS (Cost $50,246,531)	49,376,911

	INCOME TRUSTS - 0.07%

	Real Estate Investment Trusts - 0.07%	33,768
2,100	Arbor Realty Trust, Inc.

	TOTAL INCOME TRUSTS (Cost $33,925)	33,768

	MONEY MARKET SECURITIES - 4.91%
2,471,711	Morgan Stanley Institutional Liquidity Funds, 3.79% (c)	2,471,711

	TOTAL MONEY MARKET SECURITIES (Cost $2,471,711)	2,471,711

	TOTAL INVESTMENTS (Cost $52,752,167) - 103.00%	$ 51,882,390

	Liabilities in excess of other assets - (3.00)%	(1,510,567)

	TOTAL NET ASSETS - 100.00%	$ 50,371,823

(a) American Depositary Receipt - A negotiable certificate issued by a U.S. bank representing a specific number of shares of a foreign stock traded on a U.S. exchange.
(b) Non-income producing securities.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

Tax Related
Unrealized appreciation		$ 2,313,036
Unrealized depreciation		$ (3,182,813)
Net unrealized depreciation		$ (869,777)

Aggregate cost of securities for income tax purposes		$ 52,752,167

*See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2008 – (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Fair Valuation – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 49,410,679	$ -
Level 2 – Other Significant Observable Inputs	$ 2,471,711	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 51,882,390	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Bell Worldwide Trends Fund Schedule of Investments February 29, 2008 (Unaudited)

	Shares	Value

Exchange-Traded Funds - 74.86%
BLDRS Emerging Markets 50 ADR Index Fund	138	$ 7,211
iShares S&P GSSI Natural Resources Index Fund	80	10,614
iShares MSCI EAFE Growth Index Fund	194	13,997
iShares MSCI Pacific ex-Japan Index Fund	66	9,140
iShares S&P Global Materials Index Fund	50	3,876
PowerShares DB Agriculture Fund (a)	54	2,244
PowerShares DB Precious Metals Fund (a)	63	2,314
PowerShares Dynamic Mid Cap Growth Portfolio	528	10,982
Vanguard Consumer Staples ETF	150	10,054

TOTAL EXCHANGE-TRADED FUNDS (Cost $73,476)		70,432

Exchange-Traded Notes - 3.07%
iPATH Dow Jones-AIG Commodity Index Total Return (a)	44	2,889

TOTAL EXCHANGE-TRADED NOTES (Cost $2,692)		2,889

TOTAL INVESTMENTS (Cost $76,168) - 77.93%		$ 73,321

Cash & other assets less liabilities - 22.07%		20,767

TOTAL NET ASSETS - 100.00%		$ 94,088

(a) Non-income producing.

Tax Related
Unrealized appreciation	$ 935
Unrealized depreciation	(3,782)
Net unrealized depreciation	$ (2,847)

Aggregate cost of securities for income tax purposes	$ 76,168

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments
February 29, 2008
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer

Bell Worldwide Trends Fund
Related Notes to the Schedule of Investments – continued
February 29, 2008
(Unaudited)

broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 73,321	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 73,321	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Chinook Emerging Growth Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 101.01%	Shares	Value

Computer Communications Equipment - 6.92%
Acme Packet, Inc. (a)	41,807	$ 335,292
Digi International, Inc. (a)	29,301	308,540
F5 Networks, Inc. (a)	11,299	250,386
		894,218

Electronic Computers - 4.51%
NICE Systems Ltd. (a) (b)	10,345	333,937
Omnicell, Inc. (a)	13,128	249,432
		583,369

Footwear (No Rubber) - 3.20%
Iconix Brand Group, Inc. (a)	19,910	413,730

Insurance Agents, Brokers& Service - 3.22%
eHealth, Inc. (a)	3,150	77,143
HealthExtras, Inc. (a)	12,303	338,948
		416,091

In Vitro & In Vivo Diagnostic Substances - 1.46%
Quidel Corp. (a)	11,504	189,011

Laboratory Analytical Instruments - 2.04%
Integra LifeSciences Holdings (a)	6,365	263,766

Measuring & Controlling Devices - 3.08%
ION Geophysical Corp. (a)	29,980	398,434

Pharmaceutical Preparations - 3.26%
Sciele Pharma, Inc. (a)	20,359	421,431

Retail - Apparel & Accessory Stores - 3.37%
Aeropostale, Inc. (a)	16,213	435,481

Retail - Drug Stores and Proprietary Stores - 2.51%
PetMed Express, Inc. (a)	28,346	324,562

Retail - Eating Places - 2.59%
Buffalo Wild Wings, Inc. (a)	14,428	334,297

Retail - Miscellaneous Retail - 3.47%
EZCORP, Inc. - Class A (a)	38,258	448,766

Retail - Nonstore Retailers - 1.54%
The Knot, Inc. (a)	17,244	199,168

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 101.01% - continued	Shares	Value

Security Brokers, Dealers & Flotation Companies - 2.47%
optionsXpress Holdings, Inc.	13,765	$ 318,797

Semiconductors & Related Devices - 8.97%
AuthenTec, Inc. (a)	10,582	107,407
Diodes, Inc. (a)	13,636	307,765
Exar Corp. (a)	41,082	322,905
Monolithic Power Systems, Inc. (a)	8,046	133,885
Silicon Motion Technology Corp. (a) (b)	19,380	288,181
		1,160,143

Services - Advertising Agencies - 3.66%
Global Sources Ltd. (a)	18,556	226,383
ValueClick, Inc. (a)	12,814	247,438
		473,821

Services - Business Services - 7.71%
Liquidity Services, Inc. (a)	37,733	364,878
Phase Forward, Inc. (a)	18,292	291,392
TeleTech Holdings, Inc. (a)	15,065	340,017
		996,287

Services - Computer Processing & Data Preparation - 2.90%
CyberSource Corp. (a)	25,679	375,170

Services - Computer Programming Services - 4.59%
Advent Software, Inc. (a)	4,495	202,005
JDA Software Group, Inc. (a)	22,944	391,654
		593,659

Services - Management Consulting Services - 2.47%
NIC, Inc.	53,051	319,367

Services - Medical Laboratories - 1.61%
MEDTOX Scientific, Inc. (a)	12,990	207,710

Services - Prepackaged Software - 12.20%
Blackbaud Inc.	17,985	470,128
Double-Take Software, Inc. (a)	28,090	291,855
Interwoven, Inc. (a)	19,977	270,688
Kenexa Corp. (a)	7,888	159,811
Tyler Technologies, Inc. (a)	27,829	385,432
		1,577,914

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 101.01% - continued	Shares	Value

Services - Specialty Outpatient Facilities - 3.13%
Psychiatric Solutions, Inc. (a)	14,311	$ 404,858

Surgical & Medical Instruments & Apparatus - 4.83%
ICU Medical, Inc. (a)	11,787	316,363
LifeCell Corp. (a)	7,650	308,677
		625,040

Telephone & Telegraph Apparatus - 2.44%
Polycom, Inc. (a)	14,451	315,032

Watches, Clocks, Clockwork Operated Devices & Parts - 2.86%
Fossil, Inc. (a)	11,504	370,199

TOTAL COMMON STOCKS (Cost $14,118,687)		13,060,321

Money Market Securities - 2.90%
Huntington Money Market Fund, 2.36% (c)	375,097	375,097

TOTAL MONEY MARKET SECURITIES (Cost $375,097)		375,097

TOTAL INVESTMENTS (Cost $14,493,784) - 103.91%		$ 13,435,418

Liabilities in excess of other assets - (3.91)%		(505,414)

TOTAL NET ASSETS - 100.00%		$ 12,930,004

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

Tax Related
Unrealized appreciation		$ 359,316
Unrealized depreciation		(1,417,682)
Net unrealized depreciation		$ (1,058,366)

Aggregate cost of securities for income tax purposes		$ 14,493,784

*See accompanying notes which are an integral part of these financial statements.

Chinook Emerging Growth Fund
Related Notes to the Schedule of Investments
February 29, 2008
(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 13,060,321	$ -
Level 2 – Other Significant Observable Inputs	$ 375,097	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 13,435,418	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Leeb Focus Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 89.63%	Shares	Value

Beverages - 3.04%
The Coca-Cola Co.	9,600	$ 561,215

Construction - Special Trade Contractors - 1.02%
Layne Christensen Co. (a)	4,700	188,188

Crude Petroleum & Natural Gas - 3.76%
Apache Corp.	2,500	286,775
XTO Energy, Inc.	6,600	407,286
		694,061

Drawing & Insulating of Nonferrous Wire - 2.44%
Corning, Inc.	19,400	450,662

Drilling Oil & Gas Wells - 8.75%
Nabors Industries, Ltd. (a)	20,900	658,977
Transocean, Inc. (a)	4,058	570,190
Weatherford International, Ltd. (a)	5,600	385,952
		1,615,119

Electric Services - 3.79%
FPL Group, Inc.	11,600	699,364

Electric & Other Services Combined - 2.07%
Exelon Corp.	5,100	381,735

Electromedical & Electrotherapeutic Apparatus - 2.19%
Varian Medical Systems, Inc. (a)	7,700	403,865

Electronic & Other Electrical Equipment - 3.32%
General Electric Co.	18,500	613,090

Electronic Computers - 2.10%
Apple, Inc. (a)	3,100	387,562

Farm Machinery & Equipment - 2.54%
Deere & Co.	5,500	468,655

Finance Services - 1.10%
American Express Co.	4,800	203,040

Fire, Marine & Casualty Insurance - 4.00%
Berkshire Hathaway, Inc. - Class B (a)	158	738,571

Gold and Silver Ores - 3.77%
Barrick Gold Corp.	13,400	696,130

Industrial Instruments For Measurement, Display, and Control - 1.29%
Danaher Corp.	3,200	237,280

*See accompany notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Motor Vehicles & Passenger Car Bodies - 2.06%
Toyota Motor Corp. (b)	3,500	$ 379,925

National Commercial Banks - 9.39%
JPMorgan Chase & Co.	12,000	487,800
U.S. Bancorp.	17,000	544,340
Wells Fargo & Co.	24,000	701,520
		1,733,660

Oil & Gas Field Machinery & Equipment - 2.46%
National-Oilwell Varco, Inc. (a)	7,300	454,790

Oil, Gas Field Services - 3.51%
Schlumberger, Ltd.	7,500	648,375

Pharmaceutical Preparations - 6.32%
Amylin Pharmaceuticals, Inc. (a)	9,600	254,112
Johnson & Johnson	7,500	464,700
Novartis AG (b)	9,100	447,265
		1,166,077

Platinum - 1.60%
Impala Platinum Holdings, Ltd. (b)	7,000	295,696

Pumps & Pumping Equipment - 1.61%
ITT Corp.	5,300	298,072

Retail - Drug Stores & Proprietary Stores - 2.47%
CVS Caremark Corp.	11,300	456,294

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 3.47%
Northrop Grumman Corp.	4,100	322,301
Raytheon Co.	4,900	317,716
		640,017

Semiconductors & Related Devices - 3.08%
First Solar, Inc. (a)	1,200	246,240
Intel Corp.	16,200	323,190
		569,430

*See accompany notes which are an integral part of these financial statements.

Leeb Focus Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 89.63% - continued	Shares	Value

Services - Computer Programming, Data Processing, Etc. - 1.94%
Google Inc. - Class A (a)	760	$ 358,097

Services - Consumer Credit Reporting, Collection Agencies - 1.71%
Moody's Corp.	8,300	315,234

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 2.69%
The Procter & Gamble Co.	7,500	496,350

Surgical & Medical Instruments & Apparatus - 2.14%
Baxter International, Inc.	6,700	395,434

TOTAL COMMON STOCKS (Cost $16,256,116)		16,545,988

Exchange-Traded Funds - 4.04%
Market Vectors Gold Miners ETF	3,900	207,168
streetTRACKS Gold Trust (a)	5,600	538,608

TOTAL EXCHANGE-TRADED FUNDS (Cost $590,840)		745,776

Money Market Securities - 9.65%
Fidelity Institutional Money Market Portfolio - Class I - 3.71% (c)	1,781,821	1,781,821

TOTAL MONEY MARKET SECURITIES (Cost $1,781,821)		1,781,821

TOTAL INVESTMENTS (Cost $18,628,777) - 103.32%		$ 19,073,585

Liabilities in excess of other assets - (3.32)%		(613,710)

TOTAL NET ASSETS - 100.00%		$ 18,459,875

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

Tax Related
Gross unrealized appreciation		$ 1,103,571
Gross unrealized depreciation		(658,763)
Net unrealized appreciation		$ 444,808

Aggregate cost of securities for income tax purposes		$ 18,628,777

*See accompany notes which are an integral part of these financial statements.

Leeb Focus Fund

Notes to the Schedule of Investments

February 29, 2008

(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Leeb Focus Fund
Notes to the Schedule of Investments - continued
February 29, 2008
(Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of February 29, 2008:
Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$17,291,764	$ -
Level 2 – Other Significant Observable Inputs	$1,781,821	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$19,073,585	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -
*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Marco Targeted Return Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 99.48%	Shares	Value

Beverages - 4.01%
Constellation Brands, Inc. - Class A (a)	12,000	$ 230,520

Biological Products, (No Diagnostic Substances) - 3.16%
Amgen, Inc. (a) (b)	4,000	182,080

Computer Communications Equipment - 5.51%
Cisco Systems, Inc. (a)	13,000	316,810

Construction Machinery & Equipment - 5.03%
Caterpillar, Inc. (b)	4,000	289,320

Electromedical & Electrotherapeutic Apparatus - 5.15%
Medtronic, Inc. (b)	6,000	296,160

Electronic Computers - 3.45%
Dell, Inc. (a)	10,000	198,500

Finance Services - 3.68%
American Express Co.	5,000	211,500

Fire, Marine & Casualty Insurance - 3.67%
American International Group, Inc. (b)	4,500	210,870

General Industrial Machinery & Equipment - 2.32%
Zebra Technologies Corp. - Class A (a)	4,000	133,280

Motorcycles, Bicycles & Parts - 3.88%
Harley-Davidson, Inc. (b)	6,000	222,960

National Commercial Banks - 9.56%
JPMorgan Chase & Co.	6,000	243,900
Wachovia Corp.	10,000	306,200
		550,100

Pharmaceutical Preparations - 3.87%
Pfizer, Inc.	10,000	222,800

Radio & TV Broadcasting & Communications Equipment - 4.42%
QUALCOMM, Inc. (b)	6,000	254,220

Retail - Eating Places - 3.80%
CBRL Group, Inc.	6,000	218,520

Retail - Lumber & Other Building Materials Dealers - 4.58%
Lowe's Companies, Inc. (b)	11,000	263,670

Retail - Retail Stores - 2.42%
IAC / InterActiveCorp (a)	7,000	139,300

Security Brokers, Dealers & Flotation Companies - 5.90%
The Goldman Sachs Group, Inc. (b)	2,000	339,260

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 99.48% - continued	Shares	Value

Semiconductors & Related Devices - 4.51%
Intel Corp.	13,000	$ 259,350

Services - Commercial Physical & Biological Research - 2.42%
Crucell NV (a) (c)	10,000	139,100

Services - Computer Processing & Data Preparation - 4.41%
Affiliated Computer Services, Inc. - Class A (a) (b)	5,000	253,750

Services - Miscellaneous Amusement & Recreation - 5.63%
The Walt Disney Co. (b)	10,000	324,100

Services - Prepackaged Software - 3.22%
Symantec Corp. (a)	11,000	185,240

Trucking & Courier Services (No Air) - 4.88%
United Parcel Service, Inc. - Class B	4,000	280,960

TOTAL COMMON STOCKS (Cost $6,851,597)		5,722,370

TOTAL INVESTMENTS (Cost $6,851,597) - 99.48%		$ 5,722,370

Cash & other assets in excess liabilities - 0.52%		30,198

TOTAL NET ASSETS - 100.00%		$ 5,752,568

(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) American Depositary Receipt.

Tax Related (Excluding Premiums Received for Call Options Written)
Unrealized appreciation		$ 62,140
Unrealized depreciation		(1,191,367)
Net unrealized depreciation		$ (1,129,227)

Aggregate cost of securities for income tax purposes		$ 6,851,597

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)
	Shares Subject
Call Options Written / Expiration Date @ Exercise Price	to Call	Value

Affiliated Computer Services, Inc. - Class A / July 2008 @ $55.00	5,000	$ 7,500
American International Group, Inc. / May 2008 @ $65.00	4,500	450
Amgen, Inc. / April 2008 @ $65.00	4,000	80
Caterpillar, Inc. / April 2008 @ $75.00	4,000	7,760
The Goldman Sachs Group, Inc. / April 2008 @ $210.00	2,000	2,200
Harley-Davidson, Inc. / May 2008 @ $45.00	1,700	1,020
Lowe's Companies, Inc. / April 2008 @ $27.50	11,000	2,530
Medtronic, Inc. / April 2008 @ $52.50	6,000	2,700
QUALCOMM, Inc. / April 2008 @ $45.00	6,000	7,260
The Walt Disney Co. / April 2008 @ $32.50	10,000	12,000

Total (Premiums received $138,531)	54,200	$ 43,500

*See accompanying notes which are an integral part of these financial statements.

Marco Targeted Return Fund
Related Notes to the Schedule of Investments
February 29, 2008
(Unaudited)

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. Options traded on major exchanges are valued at the last quoted sales price on their primary exchange or, if there is no sale on the applicable exchange on such day, then the last quoted bid price as of the close of such exchange will be used. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used if the options the Fund has written cease to have market quotations readily available due to low volume or imminent expiration. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund's assets as of February 29,2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$5,722,370	$43,500
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$5,722,370	$43,500
*Other financial instruments include call options, futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -
*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 88.51%	Shares	Value

Agricultural Chemicals - 1.47%
The Mosaic Co. (a)	4,185	$ 465,790

Agricultural Products - Livestock & Animal Specialties - 2.11%
Potash Corp of Saskatchewan, Inc.	3,030	481,467
Saskatchewan Wheat Pool, Inc. (a)	14,550	189,368
		670,835

Aircraft Engines & Engine Parts - 2.17%
Honeywell International, Inc.	12,000	690,480

Beverages - 1.82%
Diageo plc (b)	7,035	577,573

Biological Products (No Diagnostic Substances) - 2.15%
Genzyme Corp. (a)	7,575	537,219
Novozymes A/S - B Shares	1,645	145,582
		682,801

Bituminous Coal & Lignite Surface Mining - 3.65%
Fording Canadian Coal Trust	7,265	362,088
Peabody Energy Corp.	14,090	797,776
		1,159,864

Chemical & Allied Products - 2.98%
Monsanto Co.	8,200	948,576

Computer & Office Equipment - 2.06%
International Business Machines Corp. (IBM)	5,750	654,695

Crude Petroleum & Natural Gas - 1.94%
Anadarko Petroleum Corp.	9,695	617,959

Drawing & Insulating of Nonferrous Wire - 1.98%
Corning, Inc.	27,140	630,462

Drilling Oil & Gas Wells - 2.33%
Precision Drilling Trust	33,000	740,850

Electric Services - 5.30%
Calpine Corp. (a)	18,000	339,840
FPL Group, Inc.	12,300	741,567
Northeast Utilities	12,245	310,656
Southern Co.	8,500	293,505
		1,685,568

Electrical Work - 0.96%
Quanta Services, Inc. (a)	12,821	306,165

Farm Machinery & Equipment - 2.22%
Deere & Co.	8,280	705,539

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 88.51% - continued	Shares	Value

General Industrial Machinery & Equipment - 1.27%
Onex Corp.	11,600	$ 402,950

Hazardous Waste Management - 2.37%
Stericycle, Inc. (a)	14,000	754,460

Household Appliances - 1.37%
Whirlpool Corp.	5,165	435,771

Industrial Inorganic Chemicals - 1.22%
Praxair, Inc.	4,845	388,957

Industrial Instruments For Measurement, Display, and Control - 1.27%
Roper Industries, Inc.	7,180	404,952

Industrial Organic Chemicals - 1.51%
International Flavors & Fragrances, Inc.	11,135	480,253

Instruments for Measurement & Testing of Electricity & Electronics Signals - 1.07%
Itron, Inc. (a)	3,585	341,758

Investment Advice - 1.60%
Morningstar, Inc. (a)	7,825	510,112

Metalworking Machinery & Equipment - 1.14%
SPX Corp.	3,555	363,677

Mining & Quarrying of Nonmetallic Minerals - 4.12%
Compass Minerals International, Inc.	23,000	1,309,160

Miscellaneous Manufacturing Industries - 1.59%
WMS Industries, Inc. (a)	13,275	504,052

Miscellaneous Publishing - 2.29%
Reed Elsevier plc (b)	14,523	727,021

National Commercial Banks - 2.14%
JPMorgan Chase & Co.	16,705	679,058

Oil & Gas Field Machinery & Equipment - 1.87%
FMC Technologies, Inc. (a)	10,500	594,930

Oil & Gas Field Services - 1.86%
Electromagnetic GeoServices AS (a)	15,000	93,000
Willbros Group, Inc. (a)	14,500	496,770
		589,770

Oil Field Machinery & Equipment - 1.09%
Tesco Corp. (a)	14,000	344,820

Perfumes, Cosmetics & Other Toilet Preparations - 2.51%
Avon Products, Inc.	21,000	799,260

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.67%
Hexcel Corp. (a)	10,500	211,995

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 88.51% - continued	Shares	Value

Retail - Eating Places - 2.38%
McDonald's Corp.	14,010	$ 758,081

Retail - Grocery Stores - 3.00%
The Kroger Co.	17,250	418,312
Safeway, Inc.	18,670	536,576
		954,888

Retail - Retail Stores - 1.12%
IAC/InterActiveCorp. (a)	17,895	356,110

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.53%
CME Group, Inc.	945	484,940

Security Brokers, Dealers & Flotation Companies - 3.02%
BlackRock, Inc.	2,900	560,425
Merrill Lynch & Co., Inc.	8,070	399,949
		960,374

Services - Business Services - 0.13%
EnerNOC, Inc. (a)	2,810	41,532

Services - Computer Integrated Systems Design - 2.89%
Cerner Corp. (a)	7,565	328,699
Scientific Games Corp. - Class A (a)	14,150	292,481
Yahoo!, Inc. (a)	10,690	296,968
		918,148

Services - Computer Programming, Data Processing, Etc. - 1.94%
IHS, Inc. - Class A (a)	10,020	617,733

Services - Engineering Services - 0.49%
URS Corp. (a)	3,854	155,239

Services - Miscellaneous Amusement & Recreation - 0.62%
Pinnacle Entertainment, Inc. (a)	12,600	197,316

Services - Prepackaged Software - 2.66%
Activision, Inc. (a)	18,000	490,500
Microsoft Corp.	13,009	354,105
		844,605

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.64%
Tenaris S.A. (b)	11,740	521,843

Surety Insurance - 0.97%
MGIC Investment Corp.	20,760	307,456

Tobacco Products - 2.02%
Altria Group, Inc.	8,800	643,632

TOTAL COMMON STOCKS (Cost $26,570,923)		28,142,010

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

	Shares	Value

Exchange-Traded Funds - 5.40%
UltraShort Industrial ProShares	4,055	$ 263,778
UltraShort Basic Materials ProShares	2,725	106,957
UltraShort Financials ProShares	1,280	152,666
UltraShort Russell 2000 ProShares	6,590	555,405
UltraShort S&P 500 ProShares	4,830	311,390
UltraShort QQQ ProShares	6,200	326,492

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,548,659)		1,716,688

	Principal
	Amount
Treasury Bonds - 2.18%
U.S. Treasury Note, 1.625%, 01/15/2018	$ 333,000	349,364
U.S. Treasury Strip, 4.750%, 02/15/2037	1,280,000	344,064

TOTAL TREASURY NOTES (Cost $706,621)		693,428

Money Market Securities - 3.95%
Huntington Money Market Fund, 2.36% (c)	1,255,548	1,255,548

TOTAL MONEY MARKET SECURITIES (Cost $1,255,548)		1,255,548

TOTAL INVESTMENTS (Cost $30,081,751) - 100.04%		$ 31,807,674

Liabilities in excess of other assets - (0.04)%		(14,067)

TOTAL NET ASSETS - 100.00%		$ 31,793,607

(a) Non-income producing.
(b) American Depositary Receipts.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

Tax Related
Unrealized appreciation		$ 3,746,962
Unrealized depreciation		(2,021,039)
Net unrealized appreciation		$ 1,725,923

Aggregate cost of securities for income tax purposes		$ 30,081,751

*See accompanying notes which are an integral part of these financial statements.

Roosevelt Anti-Terror Multi-Cap Fund

Related Notes to the Schedule of Investments

February 29, 2008

(Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements -The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used to value the Fund’s assets as of February 29, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$ 29,858,698	$ -
Level 2 – Other Significant Observable Inputs	$ 1,948,976	$ -
Level 3 – Significant Unobservable Inputs	$ -	$ -
Total	$ 31,807,674	$ -

*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 91.06%	Shares	Value

Beverages - 3.11%
Constellation Brands, Inc. - Class A (a)	32,070	$ 616,065

Books: Publishing or Publishing & Printing - 4.57%
Scholastic Corp. (a)	26,000	906,620

Bottled & Canned Soft Drinks & Carbonated Waters - 3.96%
Cadbury Schweppes plc (b)	17,490	784,426

Dolls & Stuffed Toys - 3.60%
Mattel, Inc.	36,920	713,294

Drilling Oil & Gas Wells - 4.55%
Nabors Industries, Ltd. (a)	28,630	902,704

Electromedical & Electrotherapeutic Apparatus - 1.89%
Advanced Medical Optics, Inc. (a)	16,380	374,774

Gold and Silver Ores - 8.82%
Coeur d' Alene Mines Corp. (a)	178,200	858,924
Harmony Gold Mining Co., Ltd. (a) (b)	73,290	889,741
		1,748,665

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 2.78%
Fortune Brands, Inc.	8,485	551,355

Household Furniture - 1.68%
Sealy Corp.	36,600	333,426

National Commercial Banks - 3.12%
National City Corp.	38,980	618,223

Operative Builders - 2.02%
KB HOME	16,760	401,067

Perfumes, Cosmetics & Other Toilet Preparations - 3.37%
Bare Escentuals, Inc. (a)	24,390	667,798

Pharmaceutical Preparations - 4.64%
Pfizer, Inc.	41,240	918,827

Pumps & Pumping Equipment - 2.82%
IDEX Corp.	18,510	558,262

Radiotelephone Communications - 3.03%
NII Holdings, Inc. (a)	15,130	601,115

Retail - Catalog & Mail-Order Houses - 1.06%
NutriSystem, Inc. (a)	14,650	209,642

Retail - Drug Stores and Proprietary Stores - 4.23%
Walgreen Co.	22,990	839,365

Retail - Eating & Drinking Places - 2.30%
Starbucks Corp. (a)	25,320	455,000

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Growth Institutional Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 91.06% - continued	Shares	Value

Retail - Eating Places - 6.01%
McDonald's Corp.	13,580	$ 734,814
Panera Bread Co. - Class A (a)	12,240	457,409
		1,192,223

Retail - Grocery Stores - 3.69%
Whole Foods Market, Inc.	20,820	731,823

Semiconductors & Related Devices - 7.49%
Advanced Micro Devices, Inc. (a)	64,870	467,713
Broadcom Corp. - Class A (a)	30,250	572,027
QLogic Corp. (a)	28,050	444,592
		1,484,332

Services - Business Services - 2.54%
eBay, Inc. (a)	19,080	502,949

Services - Miscellaneous Amusement & Recreation - 2.16%
Ameristar Casinos, Inc.	22,130	429,101

Services - Motion Picture & Video Tape Production - 3.02%
DreamWorks Animation SKG, Inc. - Class A (a)	23,570	598,207

Surgical & Medical Instruments & Apparatus - 4.60%
Boston Scientific Corp. (a)	72,470	912,397

TOTAL COMMON STOCKS (Cost $21,057,192)		18,051,660

Money Market Securities - 8.88%

Fidelity Institutional Money Market Portfolio, 3.71% (c)	1,759,292	1,759,292

TOTAL MONEY MARKET SECURITIES (Cost $1,759,292)		1,759,292

TOTAL INVESTMENTS (Cost $22,816,484) - 99.94%		$ 19,810,952

Other assets less liabilities - 0.06%		11,890

TOTAL NET ASSETS - 100.00%		$ 19,822,842

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

Tax Related
Unrealized appreciation	$ 437,879
Unrealized depreciation	(3,443,411)
Net unrealized depreciation	$ (3,005,532)

Aggregate cost of securities for income tax purposes	$ 22,816,484

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments
February 29, 2008
(Unaudited)

Common Stocks - 95.24%	Shares	Value

Agriculture Product - 4.81%
Fresh Del Monte Produce, Inc. (a)	5,850	$ 194,278

Biological Products, No Diagnostic Substances - 3.63%
Amgen, Inc. (a)	3,225	146,802

Canned, Frozen & Preserved Fruit, Vegetables - 2.54%
Corn Products International, Inc.	2,800	102,788

Crude Petroleum & Natural Gas - 5.99%
Energy Partners, Ltd. (a)	10,782	116,014
Talisman Energy, Inc.	7,440	126,108
		242,122

Drilling Oil & Gas Wells - 3.38%
Hercules Offshore, Inc. (a)	5,390	136,583

Electric Services - 2.20%
Southern Co.	2,570	88,742

Food & Kindred Products - 8.47%
Kraft Foods, Inc. - Class A	6,550	204,163
Sara Lee Corp.	10,940	138,172
		342,335

Games, Toys, & Childrens Vehicles - 4.70%
Hasbro, Inc.	7,370	189,925

Grain Mill Products - 5.18%
General Mills, Inc.	3,740	209,403

Ice Cream & Frozen Desserts - 3.50%
Dean Foods Co.	6,580	141,602

Malt Beverages - 3.29%
Anheuser-Busch Companies, Inc.	2,825	133,029

Perfumes, Cosmetics & Other Toilet Preparations - 4.37%
The Estee Lauder Companies, Inc. - Class A	4,150	176,707

Pharmaceutical Preparations - 9.23%
GlaxoSmithKline plc (b)	3,700	162,467
King Pharmaceuticals, Inc. (a)	4,770	50,562
Eli Lilly & Co.	3,200	160,064
		373,093

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Common Stocks - 95.24% - continued	Shares	Value

Plastics Products - 3.63%
Newell Rubbermaid, Inc.	6,470	$ 146,869

Radio Broadcasting Stations - 0.64%
Clear Channel Communications, Inc.	810	25,920

Railroads, Line-Haul Operating - 4.83%
Norfolk Southern Corp.	3,690	195,164

Retail - Eating Places - 2.95%
Wendys International, Inc.	4,900	118,972

Retail - Miscellaneous Shopping Goods Stores - 2.94%
Borders Group, Inc.	12,820	118,713

Retail - Radio, TV & Consumer Electronics Stores - 4.42%
Best Buy Co., Inc.	4,150	178,492

State Commercial Banks - 2.12%
Bank of Hawaii Corp.	1,780	85,476

Sugar & Confectionery Products - 3.50%
The Hershey Co.	3,810	141,275

Telecommunication - 2.96%
Telecom Corp. of New Zealand, Ltd. (b)	7,836	119,499

Telecommunications Equipment Fiber Optics - 2.21%
JDS Uniphase Corp. (a)	6,800	89,420

Tobacco Products - 3.75%
UST, Inc.	2,790	151,469

TOTAL COMMON STOCKS (Cost $4,280,899)		3,848,678

Unit Investment Trust - 3.48%

Enerplus Resources Fund	3,270	140,806

TOTAL UNIT INVESTMENT TRUST (Cost $140,477)		140,806

Money Market Securities - 1.01%

Fidelity Institutional Money Market Portfolio, 3.71% (c)	40,701	40,701

TOTAL MONEY MARKET SECURITIES (Cost $40,701)		40,701

TOTAL INVESTMENTS (Cost $4,462,077) - 99.73%		$ 4,030,185

Other assets less liabilities - 0.27%		10,868

TOTAL NET ASSETS - 100.00%		$ 4,041,053

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the money market rate shown represents the rate at February 29, 2008.

*See accompanying notes which are an integral part of these financial statements.

Symons Institutional Funds
Symons Alpha Value Institutional Fund
Schedule of Investments - continued
February 29, 2008
(Unaudited)

Tax Related
Unrealized appreciation	$ 99,416
Unrealized depreciation	(531,308)
Net unrealized depreciation	$ (431,892)

Aggregate cost of securities for income tax purposes	$ 4,462,077

*See accompanying notes which are an integral part of these financial statements.

Symons Alpha Institutional Funds

February 29, 2008 (Unaudited)

Related Notes to the Schedule of Investments

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the "Board").

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Adviser is               aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation that other securities.

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Symons Alpha Growth Institutional Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 18,051,660	$ -
Level 2 – Other Significant Observable Inputs	$ 1,759,292	-
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 4,030,185	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Symons Alpha Growth Institutional Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

The following is a summary of the inputs used as of February 29, 2008 in valuing the Symons Alpha Value Institutional Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 3,989,484	$ -
Level 2 – Other Significant Observable Inputs	$ 40,701	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 4,030,185	$ -
*Other financial instruments include futures, forwards, and swap contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Symons Alpha Value Institutional Fund:

	Investments in Securities	Other Financial Instruments (OFI)	OFI – Market Value
Balance as of 11/30/07	$ -	$ -	$ -
Realized Gain (Loss)	-	* -	-
Change in unrealized appreciation (depreciation)	-	-	-
Net purchases (sales)	-	-	-
Transfers in and/or out of Level 3	-	-	-
Balance as of 02/29/08	$ -	$ -	$ -

*The realized gain (loss) earned during the fiscal quarter ended 02/29/08 for other financial instruments was $ 0.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of March 26, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
__/s/ Anthony J. Ghoston _________________
Anthony J. Ghoston, President

Date	4/29/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston___________________________
Anthony J. Ghoston, President

Date	4/29/2008

By

______/s/ William J. Murphy _______________________________

William J. Murphy, Interim Treasurer

Date	4/29/2008_______